Consolidated statements of cash flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit (loss) before taxes	$ 311,503	$ 114,795	$ (4,742)
Non-cash adjustments:
Depreciation, amortization and loss from revaluation	104,733	95,231	125,122
Other amortizations	9,603	7,405	8,736
Gain from the disposal of operating equipment, net	0	(10,042)	0
Gain from the sale of subsidiaries	0	0	(3,676)
Interest expense	125,323	44,735	54,484
Interest income	(5,673)	(2,272)	(2,049)
Unrealized exchange (gain) loss, net	(127,687)	11,047	5,267
Gain on loss of control of subsidiaries	(204,443)	0	0
Impairment of materials and supplies	0	23,531	0
Write-off of projects	36,706	0	0
Changes in assets and liabilities:
Trade receivables	122,431	(389,088)	132,106
Other accounts receivable and related parties	116,375	156,906	70,994
Materials and supplies	3,652	(13,613)	7,756
Prepaid expenses	104,648	(18,949)	(28,844)
Other non-current assets	8,490	12,929	(20,514)
Restricted cash	(257,415)	1,665	394
Accounts payable and accrued expenses	(25,507)	208,998	(248,790)
Employee benefits	22,843	(2,708)	(7,262)
Total adjustments	34,079	125,775	93,724
Cash from operating activities	345,582	240,570	88,982
Cash from investing activities:
Proceeds from sale of operating equipment	263	13,165	0
Acquisition of operating equipment	(691,640)	(469,460)	(131,345)
Proceeds from the sale subsidiaries	0	0	10,000
Interest received	5,673	2,272	2,049
Cash used in investing activities	(685,704)	(454,023)	(119,296)
Cash flow from financing activities:
Share capital increase	0	0	151,978
Cash received from financial debt	835,446	412,349	28,068
Payments of debt to related parties	0	0	(18,584)
Payments of debt	(102,190)	(25,614)	(24,027)
Lease payments	(11,070)	(67,204)	(78,437)
Interest paid	(65,775)	(4,784)	(8,360)
Cash from financing activities	656,411	314,747	50,638
Exchange effect on cash	(28,800)	7,437	(16,678)
Increase in cash and cash equivalents	287,489	108,731	3,646
Cash and cash equivalents, beginning of year	207,110	98,379	94,733
Cash and cash equivalents, end of year	494,599	207,110	98,379
Supplementary information:
Income tax paid	$ 2,452	$ 8,674	$ 4,452